UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 06685

John Hancock Patriot Global Dividend Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred E. Ouellette, Senior Attorney and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

JOHN HANCOCK

Patriot Global Dividend Fund

10.31.2006 **Quarterly Portfolio Holdings**

John Hancock

JOHN HANCOCK FUNDS

John Hancock
Patriot Global Dividend Fund
Securities owned by the Fund on

October 31, 2006 (unaudited)

Issuer			Shares	Value

Common stocks	35.63%			$64,421,932
(Cost $55,308,384)

Electric Utilities 1.63%				2,946,850

Progress Energy, Inc.			48,000	2,208,000
Progress Energy, Inc. (Contingent Value
Obligation) (B)(I)			35,000	10,850
Southern Co.			20,000	728,000

Gas Utilities 1.37%				2,466,301

Peoples Energy Corp.			56,450	2,466,301

Integrated Telecommunication Services 2.40%				4,345,662

AT&T, Inc.			94,850	3,248,612
Verizon Communications, Inc.			29,650	1,097,050

Multi-Utilities 29.07%				52,561,119

Alliant Energy Corp.			118,420	4,541,407
Ameren Corp.			30,000	1,623,000
CH Energy Group, Inc.			120,900	6,289,218
Dominion Resources, Inc.			47,500	3,847,025
DTE Energy Co.			116,900	5,310,767
Duke Energy Corp.			134,250	4,247,670
Energy East Corp.			194,000	4,716,140
KeySpan Corp.			131,600	5,340,328
NiSource, Inc.			82,400	1,917,448
NSTAR			158,000	5,496,820
SCANA Corp.			17,700	707,292
TECO Energy, Inc.			140,000	2,308,600
WPS Resources Corp.			60,400	3,213,884
Xcel Energy, Inc.			136,000	3,001,520

Oil & Gas Storage & Transportation 1.16%				2,102,000

Kinder Morgan, Inc.			20,000	2,102,000

		Credit
Issuer, description		rating (A)	Shares	Value

Preferred stocks	63.87%			$115,504,699
(Cost $112,511,633)

Agricultural Products	2.05%			3,701,250

Ocean Spray Cranberries, Inc., 6.25%, Ser A (S)		BB+	45,000	3,701,250

John Hancock
Patriot Global Dividend Fund
Securities owned by the Fund on

October 31, 2006 (unaudited)

Consumer Finance 5.66%			10,235,451

HSBC USA, Inc., $2.8575 (G)	A1	108,650	5,327,251
SLM Corp., 6.97%, Ser A	BBB+	92,000	4,908,200

Diversified Banks 0.37%			677,646

Royal Bank of Scotland Group Plc, 5.75%, Ser L (United
Kingdom)	A	28,200	677,646

Electric Utilities 17.26%			31,213,580

Alabama Power Co., 5.20%	BBB+	222,000	5,392,380
Central Illinois Light Co., 4.64%	Ba1	7,460	560,899
Central Maine Power Co., 4.75% (G)	Baa2	11,015	944,536
Connecticut Light & Power Co., 3.90%, Ser 1949	Baa3	27,255	940,297
Duquesne Light Co., 6.50%	BB+	100,000	5,015,000
Entergy Arkansas, Inc., 6.45%	BB+	50,000	1,273,440
Entergy Mississippi, Inc., 6.25%	BB+	120,000	2,985,000
Interstate Power & Light Co., 7.10%, Ser C	BBB-	25,000	675,000
Interstate Power & Light Co., 8.375%, Ser B	Baa3	36,800	1,186,800
Massachusetts Electric Co., 4.76%	BBB+	6,166	562,840
PPL Electric Utilities Corp., 6.25%, Depositary Shares	BBB	200,000	5,118,760
PPL Energy Supply, LLC, 7.00%	BBB	50,000	1,282,000
Southern California Edison Co., 6.00%, Ser C	BBB-	12,000	1,215,376
Southern California Edison Co., 6.125%	BBB-	40,000	4,061,252

Gas Utilities 1.86%			3,361,644

Southern Union Co., 7.55%, Ser A	BB+	128,700	3,361,644

Investment Banking & Brokerage 9.70%			17,546,400

Bear Stearns Cos., Inc. (The), 5.49%, Depositary
Shares, Ser G	BBB+	56,000	2,629,200
Bear Stearns Cos., Inc. (The), 5.72%, Depositary
Shares, Ser F	BBB+	91,000	4,527,250
Goldman Sachs Group, Inc., 6.20%, Ser B	A	20,000	513,000
Lehman Brothers Holdings, Inc., 5.67%, Depositary
Shares, Ser D	A-	145,000	7,663,250
Lehman Brothers Holdings, Inc., 5.94%, Depositary
Shares, Ser C	A-	28,100	1,433,100
Merrill Lynch & Co., Inc., 6.375%, Depositary Shares,
Ser 3	A	30,000	780,600

Life & Health Insurance 3.09%			5,590,000

MetLife, Inc., 6.50%, Ser B	BBB	215,000	5,590,000

Multi-Utilities 6.88%			12,445,514

Baltimore Gas & Electric Co., 6.99%, Ser 1995	Ba1	10,000	1,045,000
PNM Resources, Inc., 6.75%, Conv	BBB-	38,110	1,892,543
Public Service Electric & Gas Co., 4.18%, Ser B	BB+	40,000	3,220,000
Public Service Electric & Gas Co., 6.92%	BB+	7,000	741,562
South Carolina Electric & Gas Co., 6.52%	Baa1	55,000	5,546,409

John Hancock
Patriot Global Dividend Fund
Securities owned by the Fund on

October 31, 2006 (unaudited)

Oil & Gas Exploration & Production 7.90%				14,278,792

Anadarko Petroleum Corp., 5.46%, Depositary Shares,
Ser B		BB	20,000	1,900,626
Apache Corp., 5.68%, Depositary Shares, Ser B		BBB	48,075	4,751,916
Devon Energy Corp., 6.49%, Ser A		BB+	50,000	5,081,250
Nexen, Inc., 7.35% (Canada)		BB+	100,000	2,545,000
Other Diversified Financial Services 4.84%				8,748,204

Bank of America Corp., 6.204%, Depositary Shares, Ser D		A	170,000	4,401,300
Citigroup, Inc., 6.231%, Depositary Shares, Ser H		A	85,200	4,346,904
Specialized Finance 0.29%				520,400

CIT Group, Inc., 6.35%, Ser A		BBB+	20,000	520,400
Thrifts & Mortgage Finance 1.77%				3,208,518

Abbey National Plc, 7.375%, Depositary Shares, Ser B
(United Kingdom)		A2	29,700	770,418
Sovereign Bancorp, Inc., 7.30%, Depositary Shares, Ser C		BB+	90,000	2,438,100
Trucking 2.20%				3,977,300

AMERCO, 8.50%, Ser A		B	155,000	3,977,300

	Interest		Par value
Issuer, maturity date	rate		(000)	Value

Short-term investments 0.50%				$909,000
(Cost $909,000)

Commercial Paper 0.50%				909,000

Chevron Funding Corp., 11-01-06	5.120%		$909	909,000

Total investments (Cost $168,729,017)	100.00%			$180,835,631

John Hancock

Patriot Global Dividend Fund

Footnotes to Schedule of Investments

October 31, 2006 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available, unless indicated otherwise.

(B) This security is fair valued in good faith under procedures established by the Board of Trustees. This security amounted to $10,850 or 0.01% of the Fund's total investments as of October 31, 2006.

(G) Security rated internally by John Hancock Advisers, LLC.

(I) Non-income-producing security.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $3,701,250 or 2.05% of the Fund's total investments as of October 31, 2006.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on October 31, 2006, including short-term investments, was $168,729,017. Gross unrealized appreciation and depreciation of investments aggregated $14,812,583 and $2,705,969, respectively, resulting in net unrealized appreciation of $12,106,614.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Financial Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent for common shareholders
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Transfer agent for preferred shareholders
Deutsche Bank Trust Company Americas
280 Park Avenue
New York, NY 10017

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

Stock symbol
Listed New York Stock Exchange: PGD

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Patriot Global Dividend Fund.

P40Q1 10/06
12/06

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Patriot Global Dividend Fund

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: January 2, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: January 2, 2007

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Chief Financial Officer

Date: January 2, 2007